Financial Instruments (Details 11) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Less: Cash and cash equivalents	R$ (2,678,457)	R$ (3,472,845)	R$ (3,222,768)
Net debt	4,650,363	3,678,444
Equity	21,131,225	22,175,235	R$ 20,250,518	R$ 17,598,212
Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,650,363	3,678,444
Debentures	7,803,855	8,147,617
Less: Cash and cash equivalents	(2,678,457)	(3,472,845)
Less: Bonds and securities	(93)	(16,121)
Indebtedness [Member] | Capital Management [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,694,957	3,738,269
Debentures	7,887,077	8,240,769
Less: Cash and cash equivalents	(2,678,457)	(3,472,845)
Less: Bonds and securities	(431,056)	(361,058)
Net debt	9,472,521	8,145,135
Equity	R$ 21,131,225	R$ 22,175,235
Debit to equity ratio (in R$ per share)	R$ 0.45	R$ 0.37